SCHEDULE OF COMPONENTS ON NET DEFERRED TAX ASSET (Details) - USD ($)	Nov. 30, 2023	Aug. 31, 2023	Aug. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 14,960,000	$ 13,520,000	$ 7,470,000
Less: valuation allowance	(14,960,000)	(13,520,000)	(7,470,000)
Net deferred tax asset